UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Beach Point Capital Management LP
Address: 1620 26th Street
         Suite 6000N
         Santa Monica, CA  90404

13F File Number:  028-13499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lawrence M. Goldman
Title:     Chief Adminstrative Officer
Phone:     (310) 996-9700

Signature, Place, and Date of Signing:

 /s/ Lawrence M. Goldman     Santa Monica, CA     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    9

Form 13F Information Table Value Total:    $96,439 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERISTAR CASINOS INC          COM              03070Q101     9158   515348 S        SOLE                   515348        0        0
CHESAPEAKE ENERGY CORP         NOTE 2.500% 5/1  165167BZ9     7305  8500000 P        SOLE                  8500000        0        0
DANA HLDG CORP                 COM              235825205    10376   810000 S        SOLE                   810000        0        0
ENERGYSOLUTIONS INC            COM              292756202     1178   696753 S        SOLE                   696753        0        0
ENTRAVISION COMMUNICATIONS C   CL A             29382R107     3626  2996618 S        SOLE                  2996618        0        0
LEAR CORP                      COM NEW          521865204    10753   285000 S        SOLE                   285000        0        0
LIBERTY GLOBAL INC             COM SER A        530555101     8984   181028 S        SOLE                   181028        0        0
NEWS CORP                      CL A             65248E104    44423  1992935 S        SOLE                  1992935        0        0
SPANISH BROADCASTING SYS INC   CL A NEW         846425833      636   156681 S        SOLE                   156681        0        0